Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) $ in Thousands	6 Months Ended
Jul. 31, 2022 USD ($)
Net CHB, LLC
Business Acquisition [Line Items]
Cash acquired	$ 658
Foxtrot
Business Acquisition [Line Items]
Cash acquired	0
XPS
Business Acquisition [Line Items]
Cash acquired	$ 3,932